Investment Securities (Schedule Of Realized Gross Gains And Losses On Sale From Available For Sale Portfolio) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Investment Securities [Abstract]
Gross gains on sales of securities		$ 5,867,000	$ 4,078,000		$ 5,433,000
Gross (losses) on sales of securities		0	(1,193,000)		0
Net gain/(loss) on sales of securities	[1]	5,867,000	2,885,000		5,433,000
Venture capital investments	[2]	(2,995,000)	0		(4,700,000)
Net OTTI recorded		0	(1,125,000)	[3]	(40,000)	[3]
Total securities gain/ (loss), net		2,872,000	1,760,000		693,000
Proceeds from sales		9,200,000	$ 63,800,000		$ 47,500,000
Equity securities proceeds from sales		$ 1,400,000

[1]	Proceeds from sales during 2014 were $ 9.2 million, inclusive of $ 1.4 million of equity securities. Proceeds from sales during 2013 and 2012 were $ 63.8 million and $ 47.5 million, respectively .
[2]	Includes losses on sales, write-offs and /or unrealized fair value adjustments related to venture capital investments
[3]	OTTI recorded in 2013 and 2012 is related to equity securities.